Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus performance
The following section has been prepared in accordance with the SEC’s new pay versus performance (“PvP”) disclosure rule. The PvP rule requires public companies to disclose information reflecting the relationship between the company’s financial performance and a new definition of pay, referred to as “Compensation Actually Paid.” The Compensation Actually Paid amounts shown below do not reflect actual compensation paid to or earned by our NEOs and Compensation Actually Paid was not used by the Compensation Committee to make any compensation decisions.
The table below includes the required PvP disclosures for the Principal Executive Officer (“PEO”) and the average non-PEO NEO for fiscal years 2022, 2021 and 2020. Detailed information on the calculation of the Compensation Actually Paid amounts for the applicable year can be found in footnote (2) below.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 investment based on:		Net Income ($M)(5)	Adjusted Earnings Per Share ($)(6)
					Otis TSR(4)	Peer Group TSR(4)
2022	14,477,875	15,281,897	3,457,622	2,196,543	172	183	1,253	3.17
2021	13,770,306	26,766,637	3,956,450	7,555,268	188	193	1,246	3.01
2020	11,987,312	17,995,581	4,508,897	5,098,198	144	160	906	2.52
(1)	The PEO for each year shown in this table is Ms. Marks.
(2)
The year-over-year variation in the amounts reported is highly correlated with changes in our stock price. In 2022, Mr. Ghai, our former CFO, left employment and forfeited certain equity awards granted to him. His departure contributed to the lower “Average Compensation Actually Paid to non-PEO NEOs” amount reported for 2022. The following tables set forth the adjustments made from the Summary Compensation Table total for the PEO and the Average Summary Compensation Table total for the non-PEO NEOs for each year to determine the Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs under the rule.

Adjustments from Summary Compensation Table Total for PEO	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-10,037,135	-8,551,766	-7,928,489
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	9,863,321	13,480,355	8,104,020
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	1,617,926	7,921,323	5,501,620(7)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	-964,169	-95,793	246,679
Increase based on dividends or other earnings paid during year prior to vesting date of award	324,079	242,212	84,439
Total Adjustments	804,022	12,996,331	6,008,269
Adjustments from Average Summary Compensation Table Total for Non-PEO NEOs	2022	2021	2020
Average deduction for change in actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table(7)	–	-32,418	-131,158
Average increase for service cost of pension plans(7)	3,800	4,500	3,200
Average deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-1,837,952	-1,760,727	-2,505,440
Average increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	1,285,639	2,775,458	2,078,247
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	196,731	2,506,949	1,232,398(8)
Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	-377,495	23,866	149,908
Average deduction of fair value of awards granted prior to year that were forfeited during year	-596,064	–	-266,333
Average increase based on dividends or other earnings paid during year prior to vesting date of award	64,262	81,190	28,479
Total Adjustments	-1,261,079	3,598,818	589,301
(3)
For 2022, our non-PEO NEOs consisted of Ms. LaFreniere and Messrs. Maheshwari, Zheng, de Montlivault and Ghai. For 2021, our non-PEO NEOs consisted of Ms. LaFreniere and Messrs. Ghai, Zheng, and de Montlivault. For 2020, our non-PEO NEOs consisted of Ms. LaFreniere and Messrs. Ghai, Zheng, de Montlivault and Eubanks.

(4)
Otis did not become an independent publicly traded company until April 3, 2020. The TSR calculations for Otis and the Peer Group are based on a fixed $100 investment from April 3, 2020, through the end of 2022, assuming reinvestment of dividends. The Peer Group for purposes of this table is the S&P 500 Industrials Select Sector Index.

(5)	This represents Otis’ net income calculated in accordance with GAAP.
(6)
The Compensation Committee has made the assessment that adjusted earnings per share (“adjusted EPS”), which is calculated on a diluted basis, represents the most important financial measure used by Otis to link Compensation Actually Paid to our PEO and non-PEO NEOs for 2022 to our performance. Adjusted EPS is the performance measure that has the greatest weighting under our PSUs. We grant 50% of each NEO’s LTI opportunity as PSUs. See Appendix A for information on how adjusted EPS is calculated from our audited financial statements.

(7)	Ms. LaFreniere is a participant in the PPP and Mr. de Montlivault is a participant in the TCN Plan. None of our other NEOs participate in an Otis-sponsored pension plan.
(8)	For awards granted prior to 2020, we measure the increase or decrease in fair value from April 3, 2020, the date we became an independent publicly traded company.

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote [Text Block]
(3)
For 2022, our non-PEO NEOs consisted of Ms. LaFreniere and Messrs. Maheshwari, Zheng, de Montlivault and Ghai. For 2021, our non-PEO NEOs consisted of Ms. LaFreniere and Messrs. Ghai, Zheng, and de Montlivault. For 2020, our non-PEO NEOs consisted of Ms. LaFreniere and Messrs. Ghai, Zheng, de Montlivault and Eubanks.

Peer Group Issuers, Footnote [Text Block]
(4)
Otis did not become an independent publicly traded company until April 3, 2020. The TSR calculations for Otis and the Peer Group are based on a fixed $100 investment from April 3, 2020, through the end of 2022, assuming reinvestment of dividends. The Peer Group for purposes of this table is the S&P 500 Industrials Select Sector Index.

PEO Total Compensation Amount	$ 14,477,875	$ 13,770,306	$ 11,987,312
PEO Actually Paid Compensation Amount	$ 15,281,897	26,766,637	17,995,581
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The year-over-year variation in the amounts reported is highly correlated with changes in our stock price. In 2022, Mr. Ghai, our former CFO, left employment and forfeited certain equity awards granted to him. His departure contributed to the lower “Average Compensation Actually Paid to non-PEO NEOs” amount reported for 2022. The following tables set forth the adjustments made from the Summary Compensation Table total for the PEO and the Average Summary Compensation Table total for the non-PEO NEOs for each year to determine the Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs under the rule.

Adjustments from Summary Compensation Table Total for PEO	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-10,037,135	-8,551,766	-7,928,489
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	9,863,321	13,480,355	8,104,020
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	1,617,926	7,921,323	5,501,620(7)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	-964,169	-95,793	246,679
Increase based on dividends or other earnings paid during year prior to vesting date of award	324,079	242,212	84,439
Total Adjustments	804,022	12,996,331	6,008,269

Non-PEO NEO Average Total Compensation Amount	$ 3,457,622	3,956,450	4,508,897
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,196,543	7,555,268	5,098,198
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The year-over-year variation in the amounts reported is highly correlated with changes in our stock price. In 2022, Mr. Ghai, our former CFO, left employment and forfeited certain equity awards granted to him. His departure contributed to the lower “Average Compensation Actually Paid to non-PEO NEOs” amount reported for 2022. The following tables set forth the adjustments made from the Summary Compensation Table total for the PEO and the Average Summary Compensation Table total for the non-PEO NEOs for each year to determine the Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs under the rule.

Adjustments from Average Summary Compensation Table Total for Non-PEO NEOs	2022	2021	2020
Average deduction for change in actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table(7)	–	-32,418	-131,158
Average increase for service cost of pension plans(7)	3,800	4,500	3,200
Average deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-1,837,952	-1,760,727	-2,505,440
Average increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	1,285,639	2,775,458	2,078,247
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	196,731	2,506,949	1,232,398(8)
Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	-377,495	23,866	149,908
Average deduction of fair value of awards granted prior to year that were forfeited during year	-596,064	–	-266,333
Average increase based on dividends or other earnings paid during year prior to vesting date of award	64,262	81,190	28,479
Total Adjustments	-1,261,079	3,598,818	589,301

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The graphs below illustrate the relationship between Compensation Actually Paid and
•	Cumulative TSR for Otis and the Peer Group

Compensation Actually Paid vs. Net Income [Text Block]	The graphs below illustrate the relationship between Compensation Actually Paid and
•	Otis’ net income

Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graphs below illustrate the relationship between Compensation Actually Paid and
•	Otis’ adjusted EPS

Total Shareholder Return Vs Peer Group [Text Block]	The graphs below illustrate the relationship between Compensation Actually Paid and
•	Cumulative TSR for Otis and the Peer Group

Tabular List [Table Text Block]
Most important financial performance measures
In our assessment, the most important financial performance measures used to link Compensation Actually Paid to our NEOs in 2022 to our performance are the performance measures that we used in our 2022 STI and LTI programs:

• Adjusted EPS(1) • Adjusted net income(1) • Free cash flow(1)	• Organic sales growth(1) • New Equipment orders growth(1) • Relative TSR
For more information on these measures, see the “STI compensation” section on pages 50-53 and “LTI compensation” section on pages 54-57.
(1)
Refer to Appendix A on pages 94-97 and Appendix B on page 98 for information on what is included in these definitions. Appendix A also provides a reconciliation of the non-GAAP financial measures to the corresponding GAAP financial measures.

Total Shareholder Return Amount	$ 172	188	144
Peer Group Total Shareholder Return Amount	183	193	160
Net Income (Loss)	$ 1,253,000,000	$ 1,246,000,000	$ 906,000,000
Company Selected Measure Amount | $ / shares	3.17	3.01	2.52
PEO Name	Ms. Marks	Ms. Marks	Ms. Marks
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
(6)
The Compensation Committee has made the assessment that adjusted earnings per share (“adjusted EPS”), which is calculated on a diluted basis, represents the most important financial measure used by Otis to link Compensation Actually Paid to our PEO and non-PEO NEOs for 2022 to our performance. Adjusted EPS is the performance measure that has the greatest weighting under our PSUs. We grant 50% of each NEO’s LTI opportunity as PSUs. See Appendix A for information on how adjusted EPS is calculated from our audited financial statements.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted net income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Organic sales growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	New Equipment orders growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 804,022	$ 12,996,331	$ 6,008,269
PEO [Member] | Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,037,135)	(8,551,766)	(7,928,489)
PEO [Member] | Based on Fair Value of Awards Granted During Year That Remain Unvested as of Year-end, Determined as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,863,321	13,480,355	8,104,020
PEO [Member] | Change in Fair Value from Prior Year-End to Current Year-end of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,617,926	7,921,323	5,501,620
PEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(964,169)	(95,793)	246,679
PEO [Member] | Based on Dividends or Other Earnings Paid During Year Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	324,079	242,212	84,439
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,261,079)	3,598,818	589,301
Non-PEO NEO [Member] | Change in Actuarial Present Values Reported Under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(32,418)	(131,158)
Non-PEO NEO [Member] | Service Cost of Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,800	4,500	3,200
Non-PEO NEO [Member] | Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,837,952)	(1,760,727)	(2,505,440)
Non-PEO NEO [Member] | Based on Fair Value of Awards Granted During Year That Remain Unvested as of Year-end, Determined as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,285,639	2,775,458	2,078,247
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-End to Current Year-end of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	196,731	2,506,949	1,232,398
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(377,495)	23,866	149,908
Non-PEO NEO [Member] | Fair Value of Awards Granted Prior to Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(596,064)	0	(266,333)
Non-PEO NEO [Member] | Based on Dividends or Other Earnings Paid During Year Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 64,262	$ 81,190	$ 28,479